Accounting Changes - Leases, Tax Reform, Net Benefit Costs (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases
Package of practical expedients		true
Operating right-of-use assets		$ 4,996	$ 4,800
Financing right-of-use assets			200
Operating lease liabilities		5,259	5,100
Finance lease obligations		204	$ 200	$ 41
Reclassification from AOCI to retained earnings for stranded tax effects of U.S. tax reform	$ 2,400
Lease receivables
Leases
Lease receivables reclassified to loan receivables		(386)
Loan receivables
Leases
Lease receivables reclassified to loan receivables		$ 386